Unpaid Losses and Loss Adjustment Expenses (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Insurance Loss Reserves [Abstract]
Unpaid Losses and Loss Adjustment Expenses
5. Unpaid Losses and Loss Adjustment Expenses
The Company establishes reserves for unpaid losses and loss adjustment expenses (“LAE”) which represent the estimated ultimate cost of all losses incurred that were both reported and unreported (i.e., incurred but not yet reported losses; or “IBNR”) and LAE incurred that remain unpaid at the balance sheet date. The Company’s reserving process takes into account known facts and interpretations of circumstances and factors including the Company’s experience with similar cases, actual claims paid, historical trends involving claim payment patterns and pending levels of unpaid claims, loss management programs, product mix and contractual terms, changes in law and regulation, judicial decisions, and economic conditions. In the normal course of business, the Company may also supplement its claims processes by utilizing third-party adjusters, appraisers, engineers, inspectors, and other professionals and information sources to assess and settle catastrophe and non-catastrophe related claims. The effects of inflation are implicitly considered in the reserving process.
Reserves are estimates of unpaid portions of losses that have occurred, including IBNR losses; therefore, the establishment of appropriate reserves is an inherently uncertain and complex process. The ultimate cost of losses may vary materially from recorded amounts, which are based on management’s best estimates. The highest degree of uncertainty is associated with reserves for losses incurred in the current reporting period as it contains the greatest proportion of losses that have not been reported or settled. The Company regularly updates its reserve estimates as new information becomes available and as events unfold that may affect the resolution of unsettled claims. Changes in reserve estimates, which may be material, are reported in the results of operations in the period such changes are determined to be needed and recorded.
Management believes that the reserve for losses and LAE is appropriately established in the aggregate and adequate to cover the ultimate net cost of reported and unreported claims arising from losses which had occurred by the date of the consolidated financial statements based on available facts and in accordance with applicable laws and regulations.
The table below provides the changes in the reserves for losses and LAE, net of reinsurance recoverables, for the periods indicated as follows (dollars in thousands):
	Three months ended March 31,
	2023	2022
Gross reserves - beginning of period	$165,539	$139,085
Less: reinsurance recoverables on unpaid losses	(82,651)	(40,344)
Net reserves - beginning of period	82,888	98,741
Add: incurred losses and LAE, net of reinsurance:
Current period	14,926	12,497
Prior period	(1,213)	5,521
Total net incurred losses and LAE	13,713	18,018
Deduct: loss and LAE payments, net of reinsurance:
Current period	1,987	2,512
Prior period	10,353	13,914
Total net loss and LAE payments	12,340	16,426
Net reserves - end of period	84,261	100,333
Plus: reinsurance recoverables on unpaid losses	61,101	40,605
Gross reserves - end of period	$145,362	$140,938
Net losses and LAE were $13.7 million during the first quarter of 2023. The Company experienced favorable development of $1.2 million during the first quarter of 2023, of which $817,000 was related to the Company's commercial lines of business, and $396,000 was related to the personal lines of business. The majority of the favorable development occurred in the 2022 and 2021 accident years. For accident year 2022, the redundancy was due in part to less-than-expected commercial property loss emergence during the first quarter of 2023. For accident year 2021, the claim frequency of the quick service restaurant program was less than expected resulting in a reduction in the estimated ultimate loss. There was $1.8 million of adverse development relating to 2019 and prior accident years that was covered under the Loss Portfolio Transfer (“LPT”), resulting in no net development. As of March 31, 2023, the Company was $2.4 million into the $20.0 million adverse development cover provided by the LPT.
Net losses and LAE were $18.0 million for the three months ended March 31, 2022. Adverse development contributed $5.5 million to the total incurred losses in the first quarter of 2022, of which $1.5 million was related to 2017 and prior accident years, $1.3 million was related to the 2018 accident year, $1.3 million was related to the 2019 accident year, and $1.5 million was related to the 2020 accident year. In the first quarter of 2022, $5.7 million of the adverse development came from the commercial lines of business, mostly from liability lines, while our personal lines of business had $219,000 favorable development.

7. Unpaid Losses and Loss Adjustment Expenses
The Company establishes reserves for unpaid losses and LAE which represent the estimated ultimate cost of all losses incurred that were both reported and unreported (i.e., incurred but not yet reported losses, or “IBNR”) and LAE incurred as well as a provision for estimated future costs related to claim settlement for all claims that remain unpaid at the balance sheet date. The Company’s reserving process takes into account known facts and interpretations of circumstances and factors including the Company’s experience with similar cases, actual claims paid, historical trends involving claim payment patterns and pending levels of unpaid claims, loss management programs, product mix and contractual terms, changes in law and regulation, judicial decisions, and economic conditions. In the normal course of business, the Company may also supplement its claims processes by utilizing third party adjusters, appraisers, engineers, inspectors, and other professionals and information sources to assess and settle catastrophe and non-catastrophe related claims. The effects of inflation are implicitly considered in the reserving process.
Reserves are estimates of unpaid portions of losses that have occurred, including IBNR losses, therefore the establishment of appropriate reserves, is an inherently uncertain and complex process. The ultimate cost of losses may vary materially from recorded amounts, which are based on management’s best estimates. The highest degree of uncertainty is associated with reserves for losses incurred in the current reporting period as it contains the greatest proportion of losses that have not been reported or settled. The Company regularly updates its reserve estimates as new information becomes available and as events unfold that may affect the resolution of unsettled claims. Changes in prior year reserve estimates, which may be material, are reported in the results of operations in the period such changes are determined to be needed and recorded.
Management believes that the reserve for losses and LAE, any related estimates of reinsurance recoverables, is appropriately established in the aggregate and adequate to cover the ultimate net cost of reported and unreported claims arising from losses which had occurred by the date of the consolidated financial statements based on available facts and in accordance with applicable laws and regulations.
The table below provides the changes in the reserves for losses and LAE, net of recoverables from reinsurers, for the periods indicated (dollars in thousands):
	December 31,
	2022	2021	2020
Gross reserves - beginning of period	$ 139,085	$ 111,270	$107,246
Less: reinsurance recoverables on unpaid losses	40,344	24,218	22,579
Net reserves - beginning of period	98,741	87,052	84,667
Add: incurred losses and loss adjustment expenses, net of reinsurance Current period	57,156	50,429	40,634
Prior period	24,284	19,432	15,594
Total net incurred losses and loss adjustment expenses	81,440	69,861	56,228
	December 31,
	2022	2021	2020
Deduct: loss and loss adjustment expense payments, net of reinsurance Current period	20,894	18,984	13,599
Prior period	76,399	39,188	40,244
Total net loss and loss adjustment expense payments	97,293	58,172	53,843
Net reserves - end of period	82,888	98,741	87,052
Plus: reinsurance recoverables on unpaid losses	82,651	40,344	24,218
Gross reserves - end of period	$165,539	$139,085	$111,270
There was $24.3 million, $19.4 million, and $15.6 million of adverse development on prior accident year reserves in 2022, 2021 and 2020, respectively. There were no significant changes in the key methods utilized in the analysis and calculations of the Company’s reserves during 2022, 2021 or 2020.
Of the $24.3 million of adverse development in 2022, $1.8 million was related to the 2021 accident year, $4.0 million was related to the 2020 accident year, $9.6 million was related to the 2019 accident year, $5.2 million was related to the 2018 accident year, and $3.7 million was related to 2017 and prior accident years. The adverse development was mostly related to the Company's commercial liability lines and was driven by multiple factors including significant social inflation generating higher severity than historical experience, and longer tail exposure than anticipated, particularly in certain jurisdictions.
In 2021, the adverse development consisted of $18.5 million from commercial lines and $957,000 from personal lines. Of the $18.5 million of adverse development in commercial lines, the Company experienced $12.0 million and $6.5 million of adverse development in its hospitality and small business lines of business, respectively.
The Company experienced $2.0 million of catastrophe losses, net of reinsurance recoverables, during the first quarter of 2021 from winter Storm Uri.
In 2020, the adverse development consisted of $15.2 million from commercial lines and $352,000 from personal lines. Of the $15.2 million of adverse development in commercial lines, the Company experienced $12.0 million and $3.2 million of adverse development in its hospitality and small business lines of business, respectively. The $352,000 of adverse development in personal lines mostly was related to wind-exposed business.
Loss Development Tables
The following tables represent cumulative incurred loss and allocated loss adjustment expenses (“ALAE”), net of reinsurance, by accident year and cumulative paid loss and ALAE, net of reinsurance, by accident year, for the years ended December 31, 2013 to 2022, as well as total IBNR and the cumulative number of reported claims for the year ended December 31, 2022, by reportable segment and accident year (dollars in thousands). The tables do not include reinsurance recoverables from the LPT.
Commercial Lines
Accident Year	Incurred loss and allocated loss adjustment expenses, net of reinsurance										Total IBNR	Cumulative number of reported claims
	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020*	2021*	2022	2022	2022
2013	10,018	9,435	9,893	10,237	11,252	11,218	11,624	11,804	11,867	12,046	—	613
2014		19,709	19,907	22,711	26,367	28,145	28,766	29,045	29,175	29,011	—	1,754
2015			22,442	26,633	31,861	34,478	36,372	37,795	38,824	39,093	26	2,361
2016				32,396	34,935	40,440	44,355	46,089	46,993	48,677	201	3,557
2017					44,251	44,495	49,749	51,883	55,589	56,649	671	5,832
2018						42,624	42,432	49,741	55,261	60,102	1,637	6,124
2019							41,286	42,129	46,329	55,263	4,529	6,320
2020								33,867	35,328	39,193	3,787	3,830
2021									40,388	42,266	8,744	2,861
2022										41,708	16,067	1,965
									Total	$424,008	$35,662
F-48
Commercial lines
Cumulative paid loss and allocated loss adjustment expenses, net of reinsurance
Accident Year	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020*	2021*	2022
2013	3,979	6,211	7,643	8,622	10,147	10,650	11,137	11,620	11,702	11,935
2014		8,715	13,977	17,458	22,446	25,609	27,544	28,389	28,648	28,608
2015			10,470	17,817	22,549	30,475	34,497	35,833	37,563	38,685
2016				10,255	19,135	27,785	37,967	41,945	43,644	46,957
2017					12,448	23,020	34,205	42,308	47,148	52,800
2018						10,375	19,799	31,633	41,577	50,508
2019							10,078	20,462	28,958	39,893
2020								10,217	17,332	24,225
2021									12,870	21,313
2022										12,839
									Total	$327,763

Net Unpaid losses and ALAE, years 2013 through 2022										$ 96,245
Unpaid losses and ALAE, prior to 2013*										177
Unpaid Losses, LPT										(25,913)
Unpaid losses and ALAE, net of reinsurance										$ 70,509

*	Presented as unaudited required supplementary information.
Personal Lines
	Incurred loss and allocated loss adjustment expenses, net of reinsurance										Total IBNR	Cumulative number of reported claims
Accident Year	For the years ended December 31,
	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020*	2021*	2022	2022	2022
2013	18,034	17,996	18,925	19,138	19,167	19,202	19,222	19,226	19,227	19,365	—	5,208
2014		17,951	17,471	17,735	17,880	17,929	18,082	18,095	18,097	18,052	—	3,737
2015			10,877	13,445	14,721	15,285	15,364	15,427	15,427	15,448	—	2,152
2016				11,619	13,418	14,949	15,550	15,655	15,634	15,679	—	1,814
2017					14,058	13,550	14,493	14,793	14,911	14,957	—	2,917
2018						5,893	6,378	6,283	6,382	6,298	—	803
2019							3,099	2,712	2,898	2,862	—	342
2020								2,339	2,590	2,636	—	366
2021									4,409	4,332	116	580
2022										9,404	1,427	652
									Total	$109,033	$1,543
Personal lines
Cumulative paid loss and allocated loss adjustment expenses, net of reinsurance
Accident Year	For the years ended December 31,
	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020*	2021*	2022
2013	9,955	15,883	18,052	18,600	19,014	19,174	19,214	19,222	19,227	19,365
2014		12,819	16,515	17,260	17,746	17,855	18,047	18,068	18,070	18,025
2015			7,771	11,873	13,844	15,159	15,250	15,290	15,416	15,444
2016				7,119	11,238	14,442	15,110	15,351	15,452	15,679
2017					8,320	12,944	14,004	14,526	14,866	14,957
2018						4,296	5,618	6,100	6,242	6,244
2019							2,119	2,604	2,692	2,850
2020								1,307	2,455	2,605
Personal lines
Cumulative paid loss and allocated loss adjustment expenses, net of reinsurance
Accident Year	For the years ended December 31,
	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020*	2021*	2022
2021									3,022	3,980
2022										5,397
									Total	$104,546

				Net Unpaid losses and ALAE, years 2013 through 2022						$4,487
					Unpaid losses and ALAE, prior to 2013*					—
				Unpaid losses and ALAE, net of reinsurance						$4,487

*	Presented as unaudited required supplementary information.
Total Lines
Incurred loss and allocated loss adjustment expenses, net of reinsurance											Total IBNR	Cumulative number of reported claims
Accident Year	For the years ended December 31,
	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020*	2021*	2022	2022	2022
2013	28,052	27,431	28,817	29,375	30,419	30,420	30,846	31,030	31,094	31,411	—	5,821
2014		37,660	37,378	40,446	44,247	46,074	46,848	47,140	47,272	47,063	—	5,491
2015			33,319	40,078	46,581	49,763	51,736	53,222	54,251	54,541	26	4,513
2016				44,015	48,353	55,389	59,905	61,744	62,627	64,356	201	5,371
2017					58,309	58,045	64,242	66,676	70,500	71,606	671	8,749
2018						48,517	48,810	56,024	61,643	66,400	1,637	6,927
2019							44,385	44,841	49,227	58,125	4,529	6,662
2020								36,206	37,918	41,829	3,787	4,196
2021									44,797	46,598	8,860	3,441
2022										51,112	17,494	2,617
									Total	533,041	37,205
Total lines
Cumulative paid loss and allocated loss adjustment expenses, net of reinsurance
Accident Year	For the years ended December 31,
	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020*	2021*	2022
2013	13,934	22,094	25,695	27,223	29,162	29,824	30,351	30,842	30,929	31,300
2014		21,534	30,492	34,718	40,192	43,464	45,591	46,457	46,718	46,633
2015			18,241	29,690	36,393	45,634	49,747	51,123	52,979	54,129
2016				17,374	30,373	42,227	53,077	57,296	59,096	62,636
2017					20,768	35,964	48,209	56,834	62,014	67,757
2018						14,671	25,417	37,733	47,819	56,752
2019							12,197	23,066	31,650	42,743
2020								11,524	19,787	26,830
2021									15,892	25,293
2022										18,236
									Total	$432,309

	Net Unpaid losses and ALAE, years 2013 through 2022									$100,732
	Unpaid losses and ALAE, prior to 2013*									177
	Unpaid losses, LPT									(25,913)
	Unpaid losses and ALAE, net of reinsurance									$74,996

*	Presented as unaudited required supplementary information.
The following table reconciles the loss development information to the consolidated balance sheet for the year ended December 31, 2022, by reportable segment (dollars in thousands).
December 31, 2022
Net unpaid losses claims and ALAE
Commercial Lines	$ 70,509
Personal Lines	4,487
Total unpaid losses and LAE, net of reinsurance	74,996
Reinsurance recoverable on losses and LAE
Commercial Lines	81,301
Personal Lines	1,350
Total reinsurance recoverable on unpaid losses and LAE	82,651
ULAE expense	7,892
Total gross unpaid losses and LAE	$165,539
Loss Duration Disclosure (unaudited)
The following table represents the average annual percentage payout of incurred losses by age, net of reinsurance, for each reportable segment.
	Average annual percentage payout of incurred losses by age, net of reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
Commercial Lines	34.4%	23.0%	17.7%	10.0%	8.0%	3.6%	1.8%	0.8%	0.4%	0.3%
Personal Lines	69.4%	16.6%	10.1%	2.6%	0.9%	0.2%	0.1%	0.1%	0.0%	0.0%
Total Lines	35.7%	22.8%	17.5%	9.7%	7.7%	3.5%	1.7%	0.8%	0.4%	0.2%